CHASE VISTA GROWTH AND INCOME FUND
                       SUPPLEMENT DATED SEPTEMBER 28, 1998
                         TO THE CLASS A, B AND C SHARES
                        PROSPECTUS DATED FEBRUARY 27, 1998

The following sentences replaces the language contained from the fourth sentence to the end of the paragraph in the first paragraph of the GENERAL section of the Fund's Prospectus on page 18:

"For purchases of the Fund's Class A shares made from October 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Fund's distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from October 1, 1998 through December 31, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge."

                      CHASE VISTA U.S. TREASURY INCOME FUND
                       SUPPLEMENT DATED SEPTEMBER 28, 1998
                          TO THE CLASS A, AND B SHARES
                        PROSPECTUS DATED FEBRUARY 27, 1998

The following sentences replaces the language contained from the fourth sentence to the end of the paragraph in the first paragraph of the GENERAL section of the Fund's Prospectus on page 16:

"For purchases of the Fund's Class A shares made from October 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Fund's distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from October 1, 1998 through December 31, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge."

                  CHASE VISTA U.S. GOVERNMENT SECURITIES FUND
                       SUPPLEMENT DATED SEPTEMBER 28, 1998
                              TO THE CLASS A SHARES
                        PROSPECTUS DATED FEBRUARY 27, 1998

The following sentences replaces the language contained from the fourth sentence to the end of the paragraph in the first paragraph of the GENERAL section of the Fund's Prospectus on page 16:

"For purchases of the Fund's Class A shares made from October 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Fund's distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from October 1, 1998 through December 31, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge."

                        CHASE VISTA SHORT-TERM BOND FUND
                       SUPPLEMENT DATED SEPTEMBER 28, 1998
                              TO THE CLASS A SHARES
                        PROSPECTUS DATED FEBRUARY 27, 1998

The following sentences replaces the language contained from the fourth sentence to the end of the paragraph in the first paragraph of the GENERAL section of the Fund's Prospectus on page 14:

"For purchases of the Fund's Class A shares made from October 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Fund's distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from October 1, 1998 through December 31, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge."

                              CHASE VISTA BOND FUND
                       SUPPLEMENT DATED SEPTEMBER 28, 1998
                           TO THE CLASS A AND B SHARES
                        PROSPECTUS DATED FEBRUARY 27, 1998

The following sentences replaces the language contained from the fourth sentence to the end of the paragraph in the first paragraph of the GENERAL section of the Fund's Prospectus on page 18:

"For purchases of the Fund's Class A shares made from October 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Fund's distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from October 1, 1998 through December 31, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge."

                            CHASE VISTA BALANCED FUND
                       SUPPLEMENT DATED SEPTEMBER 28, 1998
                           TO THE CLASS A AND B SHARES
                        PROSPECTUS DATED FEBRUARY 27, 1998

The following sentences replaces the language contained from the fourth sentence to the end of the paragraph in the first paragraph of the GENERAL section of the Fund's Prospectus on page 19:

"For purchases of the Fund's Class A shares made from October 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Fund's distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from October 1, 1998 through December 31, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge."

                        CHASE VISTA LARGE CAP EQUITY FUND
                       SUPPLEMENT DATED SEPTEMBER 28, 1998
                           TO THE CLASS A AND B SHARES
                        PROSPECTUS DATED FEBRUARY 27, 1998

The following sentences replaces the language contained from the fourth sentence to the end of the paragraph in the first paragraph of the GENERAL section of the Fund's Prospectus on page 15:

"For purchases of the Fund's Class A shares made from October 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Fund's distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from October 1, 1998 through December 31, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge."

                         CHASE VISTA EQUITY INCOME FUND
                       SUPPLEMENT DATED SEPTEMBER 28, 1998
                          TO THE CLASS A, B AND C SHARES
                        PROSPECTUS DATED FEBRUARY 27, 1998

The following sentences replaces the language contained from the fourth sentence to the end of the paragraph in the first paragraph of the GENERAL section of the Fund's Prospectus on page 17:

"For purchases of the Fund's Class A shares made from October 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Fund's distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from October 1, 1998 through December 31, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge."

                         CHASE VISTA CAPITAL GROWTH FUND
                       SUPPLEMENT DATED SEPTEMBER 28, 1998
                          TO THE CLASS A, B AND C SHARES
                        PROSPECTUS DATED FEBRUARY 27, 1998

The following sentences replaces the language contained from the fourth sentence to the end of the paragraph in the first paragraph of the GENERAL section of the Fund's Prospectus on page 17:

"For purchases of the Fund's Class A shares made from October 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Fund's distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from October 1, 1998 through December 31, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge."

                      CHASE VISTA INTERNATIONAL EQUITY FUND
                       SUPPLEMENT DATED SEPTEMBER 28, 1998
                           TO THE CLASS A AND B SHARES
                        PROSPECTUS DATED FEBRUARY 27, 1998

The following sentences replaces the language contained from the fourth sentence to the end of the paragraph in the first paragraph of the GENERAL section of the Fund's Prospectus on page 19:

"For purchases of the Fund's Class A shares made from October 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Fund's distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from October 1, 1998 through December 31, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge."

                            CHASE VISTA EUROPEAN FUND
                       SUPPLEMENT DATED SEPTEMBER 28, 1998
                           TO THE CLASS A AND B SHARES
                        PROSPECTUS DATED FEBRUARY 27, 1998

The following sentences replaces the language contained from the fourth sentence to the end of the paragraph in the first paragraph of the GENERAL section of the Fund's Prospectus on page 22:

"For purchases of the Fund's Class A shares made from October 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Fund's distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from October 1, 1998 through December 31, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge."

                             CHASE VISTA JAPAN FUND
                       SUPPLEMENT DATED SEPTEMBER 28, 1998
                           TO THE CLASS A AND B SHARES
                        PROSPECTUS DATED FEBRUARY 27, 1998

The following sentences replaces the language contained from the fourth sentence to the end of the paragraph in the first paragraph of the GENERAL section of the Fund's Prospectus on page 22:

"For purchases of the Fund's Class A shares made from October 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Fund's distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from October 1, 1998 through December 31, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge."

                        CHASE VISTA SOUTHEAST ASIAN FUND
                       SUPPLEMENT DATED SEPTEMBER 28, 1998
                           TO THE CLASS A AND B SHARES
                        PROSPECTUS DATED FEBRUARY 27, 1998

The following sentences replaces the language contained from the fourth sentence to the end of the paragraph in the first paragraph of the GENERAL section of the Fund's Prospectus on page 22:

"For purchases of the Fund's Class A shares made from October 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Fund's distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from October 1, 1998 through December 31, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferr ed sales charge."

                     CHASE VISTA LATIN AMERICAN EQUITY FUND
                       SUPPLEMENT DATED SEPTEMBER 28, 1998
                           TO THE CLASS A AND B SHARES
                                PROSPECTUS DATED
                   FEBRUARY 27, 1998, AS REVISED MARCH 13, 1998

The following sentences replaces the language contained from the fourth sentence to the end of the paragraph in the first paragraph of the GENERAL section of the Fund's Prospectus on page 18:

"For purchases of the Fund's Class A shares made from October 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Fund's distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from October 1, 1998 through December 31, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge."

                             CHASE VISTA FOCUS FUND
                       SUPPLEMENT DATED SEPTEMBER 28, 1998
                          TO THE CLASS A, B AND C SHARES
                         PROSPECTUS DATED JUNE 30, 1998

The following language is added after the first sentence in the first paragraph of the GENERAL section of the Fund's Prospectus on page 15:

"For purchases of the Fund's Class A shares made from October 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Fund's distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, from October 1, 1998 through December 31, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account."

                    CHASE VISTA SMALL CAP OPPORTUNITIES FUND
                       SUPPLEMENT DATED SEPTEMBER 28, 1998
                          TO THE CLASS A, B AND C SHARES
                        PROSPECTUS DATED FEBRUARY 27, 1998

The following sentences replaces the language contained from the fourth sentence to the end of the paragraph in the first paragraph of the GENERAL section of the Fund's Prospectus on page 16:

"For purchases of the Fund's Class A shares made from October 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are opening or adding to a Vista prototype IRA by transferring or rolling over $5,000 or more of assets from a qualified plan, consisting of redemption proceeds from non-Chase Vista mutual funds on which you paid a front-end or deferred sales load. In connection with such purchases of Class A shares, the Fund's distributor will pay broker-dealers a 1% commission. If you open or add to a Vista prototype IRA, From October 1, 1998 through December 31, 1998, by investing $5,000 or more, the annual IRA maintenance fee payable to the IRA sponsor will be waived for the life of the account. In addition, sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge."